Fair Value Measurement - Schedule of Fair Values and Fair Value Hierarchy of Financial Instruments Carried at Fair Value on Recurring Basis (Details) - EUR (€) € in Thousands	Sep. 30, 2025	Sep. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	€ 347
Recurring Fair Value Measurement | Level 2 | FVtPL
Disclosure of detailed information about financial instruments [line items]
Derivative liabilities	347	€ 625
Recurring Fair Value Measurement | Level 2 | FVtPL
Disclosure of detailed information about financial instruments [line items]
Currency derivative	16,851	8,104
Recurring Fair Value Measurement | Level 3 | FVtPL
Disclosure of detailed information about financial instruments [line items]
Senior Note - embedded derivative	€ 22,796	€ 32,609